RESTATEMENT OF PRIOR FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2015
RESTATEMENT OF PRIOR FINANCIAL STATEMENTS [Abstract]
RESTATEMENT OF PRIOR FINANCIAL STATEMENTS
2.	RESTATEMENT OF PRIOR FINANCIAL STATEMENTS

The Company has determined that its financial statements for the years ended December 31, 2014 and 2013 and for prior years contained errors resulting from the incorrect accounting for aircraft purchased with in-place leases. The Company previously did not identify, measure and account for maintenance rights acquired. The Company has restated the accompanying 2014 and 2013 financial statements to make the necessary accounting adjustments to recognize maintenance rights. Accordingly, the Company has restated its consolidated balance sheet as of December 31, 2014 and the related consolidated statements of income, comprehensive income, shareholders' equity and cash flows for the years ended December 31, 2014 and 2013, including the cumulative impact of the adjustments for periods prior to January 1, 2013.

The cumulative adjustments to correct the errors in the consolidated financial statements for all periods prior to January 1, 2013 are recorded as adjustments to retained earnings at January 1, 2013 as shown in the consolidated statements of shareholders' equity. The cumulative effect of those adjustments decreased previously reported retained earnings by $8.2 million at January 1, 2013 (dollars in thousands).

Retained earnings at January 1, 2013 – As previously reported	$83,138
Adjustments	(8,191)
Retained earnings at January 1, 2013 – As restated	$74,947

	For the Years Ended December 31,
	2014	2013
Net income – As previously reported	$56,077	$52,476
Adjustments	4,107	1,464
Net income – As restated	$60,184	$53,940

The Company now identifies, measures and accounts for maintenance right assets and liabilities associated with its acquisitions of aircraft with in-place leases. A maintenance right asset represents the fair value of the Company's contractual right under a lease to receive an aircraft in an improved maintenance condition as compared to the maintenance condition on the acquisition date. A maintenance right liability represents the Company's obligation to pay the lessee for the difference between the lease end contractual maintenance condition of the aircraft and the actual maintenance condition of the aircraft on the acquisition date.

The Company's aircraft are typically subject to triple-net leases pursuant to which the lessee is responsible for maintenance, which is accomplished through one of two types of provisions in the Company's leases: (i) end of lease return conditions (EOL Leases) or (ii) periodic maintenance payments (MR Leases).

EOL Leases

Under EOL Leases, the lessee is obligated to comply with certain return conditions which require the lessee to perform lease end maintenance work or make cash compensation payments at the end of the lease to bring the aircraft into a specified maintenance condition.

Maintenance right assets in EOL Leases represent the difference in value between the contractual right to receive an aircraft in an improved maintenance condition as compared to the maintenance condition on the acquisition date. Maintenance right liabilities exist in EOL Leases if, on the acquisition date, the maintenance condition of the aircraft is greater than the contractual return condition in the lease and the Company is required to pay the lessee in cash for the improved maintenance condition. Maintenance right assets, net are recorded as a separate line item on the Company's balance sheet.

When the Company has recorded maintenance right assets with respect to EOL Leases, the following accounting scenarios exist: (i) the aircraft is returned at lease expiry in the contractually specified maintenance condition without any cash payment to the Company by the lessee, the maintenance right asset is relieved and an aircraft improvement is recorded to the extent the improvement is substantiated and deemed to meet the Company's capitalization policy; (ii) the lessee pays the Company cash compensation at lease expiry in excess of the value of the maintenance right asset, the maintenance right asset is relieved and any excess is recognized as end of lease income consistent with the Company's existing policy; or (iii) the lessee pays the Company cash compensation at lease expiry that is less than the value of the maintenance right asset, the cash is applied to the maintenance right asset and the balance of such asset is relieved and recorded as an aircraft improvement to the extent the improvement is substantiated and meets the Company's capitalization policy. Any aircraft improvement will be depreciated over a period to the next scheduled maintenance event in accordance with the Company's policy with respect to major maintenance.

When the Company has recorded maintenance right liabilities with respect to EOL Leases, the following accounting scenarios exist: (i) the aircraft is returned at lease expiry in the contractually specified maintenance condition without any cash payment by the Company to the lessee, the maintenance right liability is relieved and end of lease income is recognized; (ii) the Company pays the lessee cash compensation at lease expiry of less than the value of the maintenance right liability, the maintenance right liability is relieved and any difference is recognized as end of lease income; or (iii) the Company pays the lessee cash compensation at lease expiry in excess of the value of the maintenance right liability, the maintenance right liability is relieved and the excess amount is recorded as an aircraft improvement.

MR Leases

Under MR Leases, the lessee is required to make periodic payments to the Company for maintenance based upon usage of the aircraft. When qualified major maintenance is performed during the lease term, the Company is required to reimburse the lessee for the costs associated with such maintenance. At the end of lease, the Company is entitled to retain any cash receipts in excess of the required reimbursements to the lessee.

Maintenance right assets in MR Leases represent the right to receive an aircraft in an improved condition relative to the actual condition on the acquisition date. The aircraft is improved by the performance of qualified major maintenance paid for by the lessee who is reimbursed by the Company from the periodic maintenance payments that it receives. Maintenance right assets, net will be recorded as a separate line item on the Company's balance sheet.

When the Company has recorded maintenance right assets with respect to MR Leases, the following accounting scenarios exist: (i) the aircraft is returned at lease expiry and no qualified major maintenance has been performed by the lessee since the acquisition date, the maintenance right asset is offset by the amount of the associated maintenance payment liability and any excess is recorded as end of lease income, which is consistent with the Company's existing policy; or (ii) the Company has reimbursed the lessee for the performance of qualified major maintenance, the maintenance right asset is relieved and an aircraft improvement is recorded.

Under MR Leases, the Company does not record a maintenance right liability because it has no obligation to make payments to the lessee, beyond reimbursement of maintenance payment liabilities or payment of lease incentive obligations, which are already recorded in the Company's financial statements.

Effects of Restatement

As a result of the accounting adjustments in the Company's financial statements for the years ended December 31, 2014 and 2013, the net book values of the Company's aircraft as previously reported have been restated, and a net maintenance right asset recorded, which has impacted the amount of end of lease income, gains on sale of aircraft, depreciation expense, impairment, debt extinguishment and provision for income taxes recorded in prior years. These amounts have also been restated.

The Company has also made other adjustments related to immaterial errors including certain corrections that had been previously identified but not recorded because they were immaterial, individually and in the aggregate, to the Company's consolidated financial statements. These corrections included reclassification of loan fees to unamortized debt discounts and adjustments to (i) expense acquisition fees related to aircraft purchased with in-place leases, (ii) record an impairment charge on one aircraft, (iii) recognize rental income previously deferred, (iv) defer equity in earnings from the Company's unconsolidated subsidiary, (v) record the associated income tax effect of items (i) through (iv) and (vi) record deferred tax asset valuation allowance. While none of these other adjustments were individually material, they have been made as part of the restatement process.

Certain amounts in the prior period consolidated financial statements have been reclassified to conform to the current period presentation. Such reclassification has had no impact on consolidated net income or shareholders' equity.

The following tables set forth the correction to each of the individual affected line items in the consolidated balance sheet as of December 31, 2014 and the related consolidated statements of income for the years ended December 31, 2014 and 2013. The restated amounts presented below reflect the impact of these corrections. The Company did not present tables for the adjustments for the Consolidated Statements of Cash Flows since all of the adjustments were within the operating section of the Consolidated Statements of Cash Flows. The above adjustments did not affect total cash flows from operating activities, financing activities or investing activities for any period presented.

Consolidated Balance Sheet

AT DECEMBER 31, 2014
(Dollars in thousands, except par value data)

	December 31, 2014
	As previously reported	Maintenance rights adjustments	Other adjustments	As restated
Assets
Cash and cash equivalents	$337,560	$—	$—	$337,560
Restricted cash and cash equivalents	139,139	—	—	139,139
Rent receivables	4,887	—	—	4,887
Investment in unconsolidated subsidiary	4,002	—	—	4,002
Investment in direct finance lease, net	—	—	—	—
Flight equipment held for sale, net	—	—	—	—
Flight equipment held for operating lease, net	3,705,407	(143,336)	(5,187)	3,556,884
Maintenance rights, net	—	144,920	—	144,920
Fair value of derivative assets	2,067	—	—	2,067
Other assets, net	31,608	—	(2,659)	28,949
Total assets	$4,224,670	$1,584	$(7,846)	$4,218,408
Liabilities
Accounts payable and accrued liabilities	$18,431	$—	$—	$18,431
Rentals received in advance	19,751	—	—	19,751
Payable to related parties	2,772	—	—	2,772
Security deposits	64,058	—	—	64,058
Maintenance payment liability	254,514	—	—	254,514
Unsecured borrowings, net	689,452	—	—	689,452
Secured borrowings, net	2,335,328	—	(2,659)	2,332,669
Deferred tax liability, net	16,289	294	(1,277)	15,306
Fair value of derivative liabilities	23,311	—	—	23,311
Other liabilities	41,890	—	—	41,890
Total liabilities	3,465,796	294	(3,936)	3,462,154
Shareholders' equity
Common shares, $0.001 par value; 499,999,900 shares authorized; 41,432,998 shares issued and outstanding at December 31, 2014	41	—	—	41
Manager shares, $0.001 par value; 100 shares authorized, issued and outstanding	—	—	—	—
Additional paid-in capital	658,522	—	—	658,522
Retained earnings	117,402	1,290	(3,910)	114,782
Accumulated other comprehensive loss, net	(17,091)	—	—	(17,091)
Total shareholders' equity	758,874	1,290	(3,910)	756,254
Total liabilities and shareholders' equity	$4,224,670	$1,584	$(7,846)	$4,218,408

Consolidated Statements of Income

FOR THE YEAR ENDED DECEMBER 31, 2014
(Dollars in thousands, except per share data)

	Year Ended December 31, 2014
	As previously reported	Maintenance rights adjustments	Other adjustments	As restated
Revenues
Operating lease revenue	$404,668	$1,895	$—	$406,563
Finance lease income	—	—	—	—
Equity earnings from unconsolidated subsidiary	2,456	—	1,106	3,562
Gain on sale of aircraft	18,878	(4,564)	447	14,761
Interest and other income	662	—	—	662
Total revenues	426,664	(2,669)	1,553	425,548
Expenses
Depreciation	175,547	(8,290)	(274)	166,983
Aircraft impairment	—	—	1,200	1,200
Interest expense	142,519	—	—	142,519
Selling, general and administrative	41,148	—	(115)	41,033
Ineffective, dedesignated and terminated derivatives	72	—	—	72
Net (gain) loss on extinguishment of debt	(3,922)	1,713	15	(2,194)
Maintenance and other costs	6,960	—	100	7,060
Total expenses	362,324	(6,577)	926	356,673
Net income before provision for income taxes	64,340	3,908	627	68,875
Provision for income taxes	8,263	751	(323)	8,691
Net income	$56,077	$3,157	$950	$60,184
Earnings per share:
Basic	$1.32			$1.42
Diluted	$1.32			$1.42

FOR THE YEAR ENDED DECEMBER 31, 2013
(Dollars in thousands, except per share data)

	Year Ended December 31, 2013
	As previously reported	Maintenance rights adjustments	Other adjustments	As restated
Revenues
Operating lease revenue	$359,409	$(8,062)	445	$351,792
Finance lease income	—	—	—	—
Equity earnings from unconsolidated subsidiary	1,871	—	(380)	1,491
Gain on sale of aircraft	6,277	(856)	—	5,421
Interest and other income	1,930	—	—	1,930
Total revenues	369,487	(8,918)	65	360,634
Expenses
Depreciation	146,400	(7,854)	(210)	138,336
Aircraft impairment	8,825	(2,659)	—	6,166
Interest expense	120,399	—	—	120,399
Selling, general and administrative	37,418	—	2,175	39,593
Ineffective, dedesignated and terminated derivatives	(1,263)	—	—	(1,263)
Net gain on extinguishment of debt	(15,881)	—	734	(15,147)
Maintenance and other costs	15,454	—	22	15,476
Total expenses	311,352	(10,513)	2,721	303,560
Net income before provision for income taxes	58,135	1,595	(2,656)	57,074
Provision for income taxes	5,659	118	(2,643)	3,134
Net income	$52,476	$1,477	(13)	$53,940
Earnings per share:
Basic	$1.51			$1.55
Diluted	$1.50			$1.55

Consolidated Statements of Shareholders' Equity

FOR THE YEARS ENDED DECEMBER 31, 2013, 2014 AND 2015
(Dollars in thousands)

	Manager Shares		Common Shares		Additional Paid-in Capital	Retained Earnings (Deficit)	Other Comprehensive Loss, net	Total Shareholders' Equity
	Shares	Amount	Shares	Amount
Balance December 31, 2012 as previously reported	100	$—	28,040,305	$28	$482,733	$83,138	$(33,897)	$532,002
Adjustment to ending balance	—	—	—	—	—	(8,191)	—	(8,191)
Balance December 31, 2012 as restated	100	—	28,040,305	28	482,733	74,947	(33,897)	523,811
Dividends to shareholders	—	—	—	—	—	(30,531)	—	(30,531)
Dividend equivalents	—	—	—	—	—	(940)	—	(940)
Shares issued in connection with public offering, net of expenses	—	—	13,142,856	13	172,582	—	—	172,595
Shares issued in connection with vested share grants	—	—	122,534	—	—	—	—	—
Shares issued in connection with SARs exercised	—	—	643	—	—	—	—	—
Share-based compensation	—	—	—	—	3,177	—	—	3,177
Derivative instruments terminated in connection with aircraft sale, net of deferred tax asset of $0.3 million (1)	—	—	—	—	—	—	(747)	(747)
Net income as restated	—	—	—	—	—	53,940	—	53,940
Net change in the fair value of derivatives, net of deferred tax liability of $3.5 million (1)	—	—	—	—	—	—	22,093	22,093
Reclassified from other comprehensive income into earnings, net of deferred tax asset of $0.2 million (1)	—	—	—	—	—	—	(1,302)	(1,302)
Balance December 31, 2013 as restated	100	$—	41,306,338	$41	$658,492	$97,416	$(13,853)	$742,096
Dividends to shareholders	—	—	—	—	—	(41,392)	—	(41,392)
Dividend equivalents	—	—	—	—	—	(1,426)		(1,426)
Shares issued in connection with vested share grants	—	—	119,666	—	—	—	—	—
Shares issued in connection with SARs exercised	—	—	6,994	—	—	—	—	—
Share-based compensation	—	—	—	—	30	—	—	30
Net income as restated	—	—	—	—	—	60,184	—	60,184
Net change in the fair value of derivatives, net of deferred tax asset of $0.6 million (1)	—	—	—	—	—	—	(3,238)	(3,238)
Balance December 31, 2014 as restated	100	$—	41,432,998	$41	$658,522	$114,782	$(17,091)	$756,254
Dividends to shareholders	—	—	—	—	—	(41,388)	—	(41,388)
Dividend equivalents	—	—	—	—	—	(1,054)		(1,054)
Shares issued in connection with vested share grants	—	—	36,075	—	—	—	—	—
Shares repurchased pursuant to share repurchase program	—	—	(421,329)	—	(5,529)	—	—	(5,529)
Shares repurchased pursuant to tender offer	—	—	(5,376,344)	(5)	(75,898)	—	—	(75,903)
Share-based compensation	—	—	—	—	195	—	—	195
Net income	—	—	—	—	—	22,798	—	22,798
Net change in the fair value of derivatives, net of deferred tax liability of $0.3 million (1)	—	—	—	—	—	—	158	158
Reclassification from other comprehensive loss into earnings due to termination of derivative liabilities, net of deferred tax asset of $19,000 (1)	—	—	—	—	—	—	(130)	(130)
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax liability of $0.2 million (1)	—	—	—	—	—	—	1,563	1,563
Balance December 31, 2015	100	$—	35,671,400	$36	$577,290	$95,138	$(15,500)	$656,964

(1)	See Note 12 to Notes to Consolidated Financial Statements.

Consolidated Statements of Cash Flows

FOR THE YEAR ENDED DECEMBER 31, 2014
(Dollars in thousands)

	Year Ended December 31, 2014
	As previously reported	Adjustments	As restated
Cash Flows from Operating Activities
Net Income	$56,077	$4,107	$60,184
Adjustments to reconcile net income to net cash flows provided by operating activities:
Equity earnings from unconsolidated subsidiary	(2,456)	(1,106)	(3,562)
Direct finance lease income	—	—	—
Gain on sale of aircraft	(18,878)	4,117	(14,761)
Depreciation	175,547	(8,564)	166,983
Aircraft impairment	—	1,200	1,200
Amortization of debt discounts and debt issuance costs	5,380	7,136	12,516
Amortization of lease incentives	18,934	—	18,934
Amortization of lease discounts/premiums and other items	9,977	(7,136)	2,841
Amortization of GAAM acquisition date fair value adjustments	6,260	—	6,260
Net loss (gain) on debt modification and extinguishment	(3,960)	1,713	(2,247)
Share-based compensation	30	—	30
Unrealized foreign exchange gain	—	—	—
Provision for deferred income taxes	6,169	(436)	5,733
Unrealized loss on derivative instruments	38	—	38
Security deposits and maintenance payment liability recognized into earnings	(30,376)	(1,895)	(32,271)
Security deposits and maintenance payment claims applied towards operating lease revenues	—	—	—
Distributions from unconsolidated subsidiary	5,501	—	5,501
Changes in operating assets and liabilities:
Rent receivables	(4,767)	—	(4,767)
Other assets	(1,589)	—	(1,589)
Payable to related parties	(12,848)	—	(12,848)
Accounts payable, accrued liabilities and other liabilities	18,126	864	18,990
Net cash flows provided by operating activities	227,165	—	227,165
Cash Flows from Investing Activities
Distributions from (investment in) unconsolidated subsidiary	1,132	—	1,132
Rent received from direct finance lease	—	—	—
Investment in direct finance lease	—	—	—
Purchase of flight equipment	(915,450)	—	(915,450)
Proceeds from sale of aircraft, net	88,617	—	88,617
Payments for aircraft improvement	(9,841)	—	(9,841)
Payments for maintenance	(5,017)	—	(5,017)
Net cash flows used in investing activities	(840,559)	—	(840,559)
Cash Flows from Financing Activities
Restricted cash and cash equivalents	35,690	—	35,690
Security deposits received	18,134	—	18,134
Security deposits returned	(4,728)	—	(4,728)
Maintenance payment liability receipts	85,172	—	85,172
Maintenance payment liability disbursements	(45,412)	—	(45,412)
Net swap termination payments	—	—	—
Debt extinguishment costs	—	—	—
Debt issuance costs	(1,803)	—	(1,803)
Proceeds from unsecured borrowings	396,563	—	396,563
Proceeds from secured borrowings	298,658	—	298,658
Repayment of secured borrowings	(192,974)	—	(192,974)
Proceeds from issuance of shares, net of fees paid	—	—	—
Shares repurchased	—	—	—
Dividends paid	(41,392)	—	(41,392)
Dividend equivalents	(1,426)	—	(1,426)
Net cash flows provided by financing activities	546,482	—	546,482
Effect of exchange rate changes on cash and cash equivalents	—	—	—
Net decrease in cash and cash equivalents	(66,912)	—	(66,912)
Cash and cash equivalents at beginning of year	404,472	—	404,472
Cash and cash equivalents at end of year	$337,560	$—	$337,560
Supplemental Disclosure:
Cash paid during the year for:
Interest	$119,745	$—	$119,745
Taxes	188	—	188
Noncash Activities:
Security deposits applied to maintenance payment liability, rent receivables, other assets and rentals received in advance	1,938	—	1,938
Maintenance payment liability applied to rent receivables and rentals received in advance	—	—	—
Other liabilities applied to maintenance payment liability and rent receivables	979	—	979
Noncash investing activities:
Aircraft improvement	2,882	—	2,882
Noncash activities in connection with purchase of aircraft	26,002	—	26,002
Noncash activities in connection with sale of aircraft	12,479	—	12,479

FOR THE YEAR ENDED DECEMBER 31, 2013
(Dollars in thousands)

	Year Ended December 31, 2013
	As previously reported	Adjustments	As restated
Cash Flows from Operating Activities
Net Income	$52,476	$1,464	$53,940
Adjustments to reconcile net income to net cash flows provided by operating activities:
Equity earnings from unconsolidated subsidiary	(1,871)	380	(1,491)
Direct finance lease income	—	—	—
Gain on sale of aircraft	(6,277)	856	(5,421)
Depreciation	146,400	(8,064)	138,336
Aircraft impairment	8,825	(2,659)	6,166
Amortization of debt discounts and debt issuance costs	5,735	5,945	11,680
Amortization of lease incentives	9,019	—	9,019
Amortization of lease discounts/premiums and other items	8,173	(5,945)	2,228
Amortization of GAAM acquisition date fair value adjustments	12,602	—	12,602
Net gain on debt modification and extinguishment	(15,881)	—	(15,881)
Share-based compensation	3,177	—	3,177
Unrealized foreign exchange gain	—	—	—
Provision for deferred income taxes	6,195	(1,661)	4,534
Unrealized gain on derivative instruments	(1,263)	—	(1,263)
Security deposits and maintenance payment liability recognized into earnings	(31,360)	8,062	(23,298)
Security deposits and maintenance payment claims applied towards operating lease revenues	(2,596)	—	(2,596)
Distributions from unconsolidated subsidiary	—	—	—
Changes in operating assets and liabilities:
Rent receivables	(4,982)	—	(4,982)
Other assets	(1,969)	—	(1,969)
Payable to related parties	(10,544)	2,931	(7,613)
Accounts payable, accrued liabilities and other liabilities	5,615	(1,309)	4,306
Net cash flows provided by operating activities	181,474	—	181,474
Cash Flows from Investing Activities
Distributions from (investment in) unconsolidated subsidiary	—	—	—
Rent received from direct finance lease	—	—	—
Investment in direct finance lease	—	—	—
Purchase of flight equipment	(632,944)	—	(632,944)
Proceeds from sale of aircraft, net	48,539	—	48,539
Payments for aircraft improvement	—	—	—
Payments for maintenance	(24,185)	—	(24,185)
Net cash flows used in investing activities	(608,590)	—	(608,590)
Cash Flows from Financing Activities
Restricted cash and cash equivalents	(39,731)	—	(39,731)
Security deposits received	13,910	—	13,910
Security deposits returned	(7,271)	—	(7,271)
Maintenance payment liability receipts	56,968	—	56,968
Maintenance payment liability disbursements	(16,612)	—	(16,612)
Net swap termination payments	—	—	—
Debt extinguishment costs	(3,856)	—	(3,856)
Debt issuance costs	(11,825)	—	(11,825)
Proceeds from unsecured borrowings	291,389	—	291,389
Proceeds from secured borrowings	688,975	—	688,975
Repayment of secured borrowings	(444,607)	—	(444,607)
Proceeds from issuance of shares, net of fees paid	172,595	—	172,595
Shares repurchased	—	—	—
Dividends paid	(30,531)	—	(30,531)
Dividend equivalents	(940)	—	(940)
Net cash flows provided by financing activities	668,464	—	668,464
Effect of exchange rate changes on cash and cash equivalents	—	—	—
Net increase in cash and cash equivalents	241,348	—	241,348
Cash and cash equivalents at beginning of year	163,124	—	163,124
Cash and cash equivalents at end of year	$404,472	$—	$404,472
Supplemental Disclosure:
Cash paid during the year for:
Interest	$97,481	$—	$97,481
Taxes	84	—	84
Noncash Activities:
Security deposits applied to maintenance payment liability, rent receivables, other assets and rentals received in advance	1,414	—	1,414
Maintenance payment liability applied to rent receivables and rentals received in advance	4,446	—	4,446
Other liabilities applied to maintenance payment liability and rent receivables	—	—	—
Noncash investing activities:
Aircraft improvement	2,334	—	2,334
Noncash activities in connection with purchase of aircraft	1,774	—	1,774
Noncash activities in connection with sale of aircraft	43,500	—	43,500

The financial information included in the accompanying financial statements and notes thereto reflects the effect of the corrections described in the preceding discussion and tables.